Contract Acquisition Costs	12 Months Ended
Jun. 30, 2014
Contract Acquisition Costs [Abstract]
Contract Acquisition Costs
(24)	Contract Acquisition Costs
During the twelve months ended June 30, 2014, the Company acquired a supply arrangement that resulted in a payment of $16,000,000.